Income Taxes (Details 3) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Working capital movements	$ 641,089
Net loss carryforward- Foreign	119,251	124,407
Net loss carryforward-US	3,505,182	3,861,629
Total Net loss carryforward	4,265,522	3,986,036
Valuation allowance	(4,265,522)	(3,986,036)
Deferred tax assets
Intangible assets	$ (1,315,954)